Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash and banks	31,784	31,187
Cash equivalents	1,650,822	807,297
Total	1,682,606	838,484